Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue (Details) [Line Items]
Performance obligation	$ 134,000
Percentage of remaining performance obligations	59.00%
Revenues	$ 325,674	$ 289,707	$ 269,194
Deferred Revenues [Member]
Revenue (Details) [Line Items]
Revenues	$ 15,735